Other Income and Expenses Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Public funding	$ 266	$ 201	$ 177
Start-up and phase-out costs	(69)	(134)	(13)
Exchange gains (losses), net	6	5	15
Patent costs	(5)	(12)	(8)
Gain on sale of non-current assets	5	6	2
Cancellation fees on committed equipment purchases	(18)	0	0
COVID-19 incremental costs	0	0	(10)
Other, net	(3)	(11)	(4)
Other income and expenses, net	$ 182	$ 55	$ 159